Information Concerning the Group's Consolidated Operations - Revenues by Nature (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of revenue [line items]
Recognition of previously deferred upfront payments				$ 19,535
Other revenues	$ (551)	$ 110	$ 20,014	27,536
Collaboration agreements	(551)	110	20,014	47,071
Licenses	(48)	466		1,233
Products & services	11,775	2,324	16,763	4,689
Total revenues	$ 11,176	$ 2,900	$ 36,777	$ 52,993